Note 4 - Stockholders' Equity, Stock Options and Warrants - Schedule of Listing of Stock Options and Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Shares, options (in shares)	3,120,255	2,764,983
Shares, warrants (in shares)	2,556,382	1,951,257
Minimum [Member]
Price, options (in dollars per share)	$ 0.91	$ 1.01
Warrant exercises, exercise price per share (in dollars per share)	0	0
Maximum [Member]
Price, options (in dollars per share)	596.25	596.25
Warrant exercises, exercise price per share (in dollars per share)	$ 609.38	$ 609.38
Warrants 2014 [Member]
Shares, warrants (in shares)	6,455	6,455
Warrants 2014 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 243.75	$ 243.75
Warrants 2014 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 609.38	$ 609.38
Warrants 2015 [Member]
Shares, warrants (in shares)	94,151	94,152
Warrants 2015 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 0	$ 0
Warrants 2015 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 243.75	$ 243.75
Warrants 2016 [Member]
Shares, warrants (in shares)	504,666	756,999
Warrant exercises, exercise price per share (in dollars per share)	$ 1	$ 4.46
Warrants 2017 [Member]
Shares, warrants (in shares)	1,082,946	1,082,946
Warrants 2017 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1.07	$ 1.07
Warrants 2017 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 2.25	$ 2.25
Warrants 2018 [Member]
Shares, warrants (in shares)	868,164
Warrant exercises, exercise price per share (in dollars per share)	$ 1
Stock Options 2011 [Member]
Shares, options (in shares)	173	173
Price, options (in dollars per share)	$ 281.25	$ 281.25
Stock Options 2012 [Member]
Shares, options (in shares)	1,841	1,841
Stock Options 2012 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 131.25	$ 131.25
Stock Options 2012 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 150	$ 150
Stock Options 2013 [Member]
Shares, options (in shares)	1,553	1,553
Stock Options 2013 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 148.13	$ 148.13
Stock Options 2013 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 596.25	$ 596.25
Stock Options 2014 [Member]
Shares, options (in shares)	836	835
Stock Options 2014 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 162.50	$ 162.50
Stock Options 2014 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 431.25	$ 431.25
Stock Options 2015 [Member]
Shares, options (in shares)	4,088	4,088
Stock Options 2015 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 65.75	$ 65.75
Stock Options 2015 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 86.25	$ 86.25
Stock Options 2016 [Member]
Shares, options (in shares)	100,292	144,423
Stock Options 2016 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 2.25	$ 2.25
Stock Options 2016 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 5.13	$ 5.13
Stock Options 2017 [Member]
Shares, options (in shares)	2,529,070	2,612,070
Stock Options 2017 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 1.01	$ 1.01
Stock Options 2017 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 2.10	$ 2.10
Stock Options 2018 [Member]
Shares, options (in shares)	482,402
Stock Options 2018 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 0.91
Stock Options 2018 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 1.35